Subsequent Events - Additional Information (Detail) - Second Spectrum [Member] - USD ($) $ in Thousands		12 Months Ended
	Jun. 15, 2021	Dec. 31, 2021	Feb. 02, 2022
Subsequent Event [Line Items]
Consideration transferred	$ 198,316	$ 198,316
Payment to acquire business and settlement of share based liabilities	115,000
Business combination consideration transferred equity interests issued or issuable value	83,300	$ 83,291 [1]
Business combination consideration transferred in working capital	$ 1,100
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares issued			2,701,576

[1]	Represents the issuance of 4.7 million shares of the Company’s common stock at June 15, 2021 closing price of $17.74 per share to the former Second Spectrum shareholders. See Note 16 – Fair Value Measurements for details of additional shares issued in early 2022.